Segmental analysis - Notable items (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2025		Dec. 31, 2024	Jun. 30, 2024
Revenue
Disposals, acquisitions and related costs		$ (139)			$ 3,571
Operating expenses
Disposals, wind-downs, acquisitions and related costs		(227)			(101)
Expense of restructuring activities		(616)
Reversal of provisions for cost of restructuring					19
Impairment losses of interest in BoCom associate	[1],[2]	(1,000)			0
Gain/(loss) recognised on assets held for sale	[3]	(34)			3,256
– foreign exchange losses reclassified to income statement on disposal or dilution of a foreign operation		224	[4]	$ 5,168	648
– other reserves reclassified to income statement on disposal or dilution of a foreign operation		(56)	[4]	(5)	352
Foreign exchange reserve
Operating expenses
– foreign exchange losses reclassified to income statement on disposal or dilution of a foreign operation		224	[4]	$ 5,168	648
Banking business in Canada
Operating expenses
Gain/(loss) recognised on assets held for sale					4,800
– other reserves reclassified to income statement on disposal or dilution of a foreign operation					400
Banking business in Canada | Hedges of net investment in foreign operations
Operating expenses
Gain/(loss) recognised on assets held for sale					255
Bank of Communications Co., Limited
Revenue
Dilution loss of interest in BoCom associate		(1,136)			0
Operating expenses
Impairment losses of interest in BoCom associate		(1,000)			$ 0
– foreign exchange losses reclassified to income statement on disposal or dilution of a foreign operation		197
– other reserves reclassified to income statement on disposal or dilution of a foreign operation	[4]	56
Bank of Communications Co., Limited | Foreign exchange reserve
Operating expenses
– foreign exchange losses reclassified to income statement on disposal or dilution of a foreign operation		$ 197

[1]	The amount in 1H25 ‘Other operating (expense)/income’ includes a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom.
We have also recognised a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom in ‘Impairment of interest in associate’. See Note 10 on page
[2]	Amount in 1H25 includes a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom.
[3]	Includes amounts from ‘Other operating income‘ relating to the execution of all sales of business operations. In 1H24, a gain of $4.6bn inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves recycling losses on the sale of our banking business in Canada, and an impairment loss of $1.2bn relating to the sale of our business in Argentina was recognised.
3
[4]	Amount in 1H25 includes the recycling of a $197m foreign currency translation reserves loss and $56m other reserves gain as a result of the dilution of the shareholding in BoCom.